Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7—PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2022 and 2021, consisted of the following (in thousands):

	December 31,	December 31,
	2022	2021

Warehouse equipment	$291	290
Financed warehouse equipment	515	256
Office furniture and equipment	324	226
Transportation equipment	1,466	1,417
Leasehold improvements	3,131	1,814
Showroom inventory	1,037	1,032
Total property and equipment	6,764	5,035
Less: accumulated depreciation	(1,689)	(450)

Property and equipment, net	$5,075	$4,585

Depreciation expense for the years ended December 31, 2022 and 2021 was $1.2 million and $0.4 million, respectively.